Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Columbia Income Builder Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 14,536	$ 13,560	$ 13,025	$ 14,035	$ 13,592	$ 12,356	$ 11,252	$ 11,169	$ 10,369	$ 9,227	$ 9,523
Columbia Income Builder Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 14,163	13,316	12,877	13,987	13,649	12,497	11,470	11,471	10,724	9,627	10,000
Columbia Income Builder Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,663	14,563	13,953	14,997	14,488	13,138	11,934	11,816	10,943	9,723	10,000
Columbia Income Builder Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 15,691	14,590	13,979	15,029	14,506	13,146	11,943	11,824	10,952	9,721	10,000
Columbia Income Builder Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 15,663	14,556	13,939	14,968	14,453	13,091	11,896	11,770	10,889	9,690	10,000
Columbia Income Builder Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,888	13,918	13,406	14,486	14,056	12,807	11,698	11,641	10,830	9,667	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index
Account Value	$ 14,066	13,192	12,752	13,444	12,997	12,369	11,225	11,151	10,566	9,869	10,000
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
Account Value	$ 24,386	$ 20,438	$ 19,333	$ 19,417	$ 15,812	$ 15,085	$ 13,216	$ 13,877	$ 11,896	$ 9,459	$ 10,000